Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Office furniture and fixtures	$ 6,525	$ 6,470	$ 10,066
Computer equipment	33,547	33,361	47,646
Rental equipment	48,603	48,187	75,470
Appliques	2,160,096	2,160,096	2,160,096
Website development	69,578	69,149	36,279
Property and equipment, gross	2,318,249	2,317,263
Less accumulated depreciation	(1,279,176)	(1,211,099)	(988,370)
Total	$ 1,039,173	$ 1,106,164	$ 1,341,187